Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Contracted Expenditures Commitments	The Company’s contracted expenditures commitments as of December 31, 2025 but not provided in the consolidated financial statements are as follows:
	Contracted expenditure commitments
	US$	S$

Within 1 year	188,398	242,250